Share-based payments - Summary of Grant Options and Performance Options granted (Details)	1 Months Ended	6 Months Ended
	Apr. 30, 2023 € / shares	Jun. 30, 2023 shares € / shares	Jun. 30, 2022 shares € / shares
Management Incentive Plan
Average Exercise Price Per Share Option [Abstract]
Beginning of year (in EUR per share) | € / shares		€ 0.12	€ 0
Granted during the period (in EUR per share) | € / shares	€ 0.12	0	0.12
Exercised during the period (in EUR per share) | € / shares		0	0
Forfeited during the period (in EUR per share) | € / shares		0	0
Ended of year (in EUR per share) | € / shares		0.12	0.12
Average exercise price per share options, Vested and exercisable (in EUR per share) | € / shares		€ 0	€ 0
Number Of Grant Options [Abstract]
End of year (in shares)		2,658,426
Long-term Incentive Plan
Average Exercise Price Per Share Option [Abstract]
Granted during the period (in EUR per share) | € / shares		€ 0.12
Grant Options | Management Incentive Plan
Number Of Grant Options [Abstract]
Beginning of year (in shares)		1,329,213	0
Granted during the period (in shares)		0	1,329,213
Exercised during the period (in shares)		0	0
Forfeited during the period (in shares)		0	0
End of year (in shares)		1,329,213	1,329,213
Number of options exercisable (in shares)		0	0
Performance Options | Management Incentive Plan
Number Of Grant Options [Abstract]
Beginning of year (in shares)		1,329,213	0
Granted during the period (in shares)		0	1,329,213
Exercised during the period (in shares)		0	0
Forfeited during the period (in shares)		0	0
End of year (in shares)		1,329,213	1,329,213
Number of options exercisable (in shares)		0	0
Performance Options | Long-term Incentive Plan
Average Exercise Price Per Share Option [Abstract]
Beginning of year (in EUR per share) | € / shares		€ 0
Granted during the period (in EUR per share) | € / shares		0.12
Exercised during the period (in EUR per share) | € / shares		0
Forfeited during the period (in EUR per share) | € / shares		0
Ended of year (in EUR per share) | € / shares		0.12
Average exercise price per share options, Vested and exercisable (in EUR per share) | € / shares		€ 0
Number Of Grant Options [Abstract]
Beginning of year (in shares)			0
Granted during the period (in shares)			1,039,222
Exercised during the period (in shares)			0
Forfeited during the period (in shares)			0
End of year (in shares)			1,039,222
Number of options exercisable (in shares)			0